PROPERTY AND EQUIPMENT (Details Narrative) - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Equipment useful life	5 years
Depreciation expense	$ 17,085	$ 34,579